Loans And Allowance For Credit Losses (Loans By Domicile And Type Of Industry Of Borrower Segment Classification) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012		Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unearned income, unamortized premiums-net and deferred loan fees-net	¥ (99,586)		¥ (91,083)
Total Loans, net	91,850,878	[1]	92,298,243	[1]
Loans held for sale	80,241		46,634
Domestic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	67,731,991		68,196,981
Domestic [Member] | Manufacturing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	11,336,593		11,451,720
Domestic [Member] | Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,078,134		1,155,926
Domestic [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,840,929		11,035,029
Domestic [Member] | Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,141,775		3,239,688
Domestic [Member] | Wholesale And Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,149,769		8,492,234
Domestic [Member] | Banks And Other Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,620,449	[2]	3,511,055	[2]
Domestic [Member] | Communication And Information Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,344,696		1,284,585
Domestic [Member] | Other Industries [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,883,095		10,390,191
Domestic [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	17,336,551		17,636,553
Foreign [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	24,218,473		24,192,345
Foreign [Member] | Governments And Official Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	544,170		554,933
Foreign [Member] | Banks And Other Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	4,668,833	[2]	4,722,587	[2]
Foreign [Member] | Commercial And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	15,559,269		15,675,995
Foreign [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	¥ 3,446,201		¥ 3,238,830

[1]	The above table includes loans held for sale of ¥46,634 million at March 31, 2012 and ¥80,241 million at September 30, 2012, respectively, which are carried at the lower of cost or estimated fair value.
[2]	Loans to the so-called non-bank finance companies are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.